UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22754

Morgan Creek Series Trust

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

Mark Vannoy, Treasurer
Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road
Chapel Hill, North Carolina 27517

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1. Report to Stockholders.

MORGAN CREEK
CAPITAL MANAGEMENT

ALTERNATIVE THINKING ABOUT INVESTMENTS

SEMI-ANNUAL REPORT TO STOCKHOLDERS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

Morgan Creek Tactical Allocation Fund (A Series of Morgan Creek Series Trust)
Semi-Annual Report to Stockholders (Unaudited)
For the Six Months Ended September 30, 2015

Contents

Letter to Investors	1
Investments Concentration Summary	3
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Fund Expenses	22
Board of Trustees	23
Other Information	25

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Letter to Investors

Dear Shareholder,

In our prior letters, we talked about the potential of diverging central bank policy and higher volatility in the marketplace. While central bank policies have not yet diverged, one will be forgiven for assuming that policies have indeed diverged given the constant market chatter about it. Volatility, however, has become much more prevalent across regions and asset classes.

The key risk factors that have dominated markets over the last two quarters are the U.S. Dollar and the Oil markets. One could argue that they are in fact related. The U.S Dollar has been involved in a recursive logic loop involving Fed rate expectations. When stronger economic data came out, the market assigned a higher probability to a rate hike by the Federal Reserve given its new focus on data dependency. This focus on (or higher probability assigned to) rate hikes led to strengthening of the dollar. This in turn created problems in equity markets in the U.S. as well as currency and equity markets in the Emerging Markets which led to a slowdown in growth expectations. The slowdown in growth expectations pushed out rate hike expectations which in turn eased financial conditions for growth. At which point, if stronger economic data was printed, the market found itself back in the first step (with no apparent knowledge of the circular path that it just rode.)

This circular dance of course should create volatility with no return in equity markets or in other markets. That is precisely what we have witnessed. Volatility is also coming from other sources – the lack of liquidity in fixed income markets because of low bank inventory has become common place knowledge. The lack of liquidity may also be coming from the absence of quantitative easing. Markets rallied under the comfort of a free put written by the Federal Reserve. Now the market may be short a straddle – if economic data comes in stronger, the Fed will hike which should, at least in the short term, lead the market to sell off. Alternatively, if the data comes in weaker, the Fed will have virtually no remaining tools to backstop a market that will price in lower earnings and is at higher than normal valuations.

Performance: the Fund returned -16.5% from April 2015 to September 2015.

Attribution: During the period relevant for this letter, the Fund’s portfolio consisted of the following themes – Systematic Equities / Top 20, Discretionary Equities, Emerging Markets, Japan, Europe, Duration, and Credit. During the second quarter, Systematic Equities / Top 20, Emerging Markets, and Japan contributed to returns while the rest of the themes detracted. Discretionary Equities was the key detractor particularly because of airlines. The Fund’s positions in Greece were also a key detractor. During the third quarter, the fixed income part of the portfolio (Duration and Credit) contributed to performance while the rest of the themes detracted from performance. The Systematic Equities / Top 20 theme was the largest detractor.

Key Changes in Portfolio Positioning: The Fund’s strategy remains unchanged with its global approach and use of long as well as short opportunities. One specific change involves the use of idiosyncratic stock ideas in the Fund. Going forward the Fund is unlikely to use idiosyncratic names that are not tied to a theme or a broader opportunity. Instead, the Fund’s will expand its use of baskets of securities.

Important Disclosures

Investors should carefully consider the investment objectives, risks, charges and expenses of the Morgan Creek Tactical Allocation Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained at www.morgancreekfunds.com or by calling 855-623-8637. The prospectus should be read carefully before investing. The Morgan Creek Tactical Allocation Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Morgan Creek Capital Management, LLC and Northern Lights Distributors, LLC are unaffiliated.

1

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Letter to Investors (continued)

Fund Risk disclosure:

Mutual Funds involve risk including the possible loss of principal. In general, the price of a fixed income security falls when interest rates rise. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. Certain transactions of the Fund, such as investment in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged. Securities of distressed companies are speculative in nature and are subject to greater levels of issuer, credit, and liquidity risk. Investments in private investment funds may be more illiquid than securities issued by other funds. The value of the Fund’s investment in short-term interest-bearing investments will vary from day-to-day, depending on short-term interest rates.

Foreign common stocks and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Investments in foreign securities could subject the Fund to greater risks including, currency fluctuation, economic conditions, and different governmental and accounting standards. Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Options and futures transactions involve risks. Price fluctuations, transaction costs, and limited liquidity of futures and options contracts may impact correlation with changes in the value of the underlying security, potentially reducing the return of the Fund.

2

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Investments Concentration Summary (Unaudited)
September 30, 2015

Ten Largest Long Position Equity Holdings At September 30, 2015		Percent of Net Assets	Holdings by Industry	% of Long Common Stocks
1.	Resona Holdings, Inc.	2.6	Internet & Catalog Retail	19.3
2.	JetBlue Airways Corp.	2.1	Internet Software & Services	15.6
3.	Delta Air Lines, Inc.	2.0	Banks	13.3
4.	Facebook, Inc.	1.8	Airlines	13.1
5.	The Priceline Group, Inc.	1.8	Pharmaceuticals	12.4
6.	Charter Communications, Inc.	1.8	Media	7.8
7.	Alphabet, Inc.	1.8	IT Services	7.7
8.	MasterCard, Inc.	1.8	Aerospace & Defense	3.9
9.	JD.com, Inc.	1.7	Chemicals	3.2
10.	Amazon.com, Inc.	1.7	Oil, Gas & Consumable Fuels	3.1
	Total	19.1	Electric Utilities	0.6

Holdings by Sector	% of Long Common Stocks

See accompanying notes to financial statements.

3

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Schedule of Investments
September 30, 2015 (Unaudited)

	Shares	Value ($)
Long Positions 103.1%
Common Stocks 44.3%
Consumer Discretionary 12.0%
Internet & Catalog Retail 8.5%
Amazon.com, Inc.*	1,050	537,484
JD.com, Inc. (ADR)*	20,997	547,182
Netflix, Inc.*	4,866	502,463
The Priceline Group, Inc.*	458	566,482
Vipshop Holdings Ltd. (ADR)*	30,855	518,364
		2,671,975
Media 3.5%
Charter Communications, Inc. Class A*	3,195	561,841
Liberty Global PLC Series C*	12,583	516,155
		1,077,996
Energy 1.4%
Oil, Gas & Consumable Fuels 1.4%
Energy Transfer Equity LP *	20,369	423,879

Financials 5.9%
Banks 5.9%
Mitsubishi UFJ Financial Group, Inc.	81,300	485,503
Resona Holdings, Inc.	158,400	800,549
Shinsei Bank Ltd.	64,000	130,705
Sumitomo Mitsui Financial Group, Inc.	11,400	428,765
		1,845,522
Health Care 5.5%
Pharmaceuticals 5.5%
Allergan PLC*	1,838	499,587
Flamel Technologies SA (ADR)*	25,514	416,133
Horizon Pharma PLC*	18,848	373,567
Valeant Pharmaceuticals International, Inc.*	2,438	434,891
		1,724,178
Industrials 7.5%
Aerospace & Defense 1.7%
Spirit AeroSystems Holdings, Inc. Class A*	11,055	534,398

Airlines 5.8%
Delta Air Lines, Inc.	14,009	628,584
JetBlue Airways Corp.*	25,824	665,484
Southwest Airlines Co.	13,841	526,512
		1,820,580
Information Technology 10.3%
Internet Software & Services 6.9%
Alphabet, Inc. Class A*	867	553,467
Facebook, Inc. Class A*	6,400	575,360
Qihoo 360 Technology Co., Ltd. (ADR)*	10,477	501,115
Tencent Holdings Ltd.	31,900	533,035
		2,162,977
IT Services 3.4%
FleetCor Technologies, Inc.*	3,784	520,754
MasterCard, Inc. Class A	6,126	552,075
		1,072,829
Materials 1.4%
Chemicals 1.4%
CF Industries Holdings, Inc.	10,033	450,482

Utilities 0.3%
Electric Utilities 0.3%
Pampa Energia SA (ADR)*	5,237	79,969
Total Common Stocks (Cost $13,180,128)		13,864,785

Warrant 0.1%
Financials 0.1%
Banks 0.1%
Alpha Bank AE, Expiration Date 12/10/2017* (Cost $1,556,043)	1,426,566	30,287

Exchange-Traded Funds 21.5%
Deutsche X-trackers Harvest CSI 300 China A-Shares Fund	5,500	177,870
Direxion Daily 20 Year Plus Treasury Bull 3x Shares Fund*	15,010	1,194,196
Global X FTSE Portugal 20 Fund	38,445	387,910
iShares 20+ Year Treasury Bond Fund	17,984	2,221,743
iShares Currency Hedged MSCI Italy Fund*	3,760	85,916
iShares FTSE A50 China Index Fund	258,000	340,225
iShares MSCI Italy Capped Fund	8,479	121,419
iShares MSCI Spain Capped Fund	6,061	179,769
ProShares UltraShort Yen Fund*	17,358	1,524,380
WisdomTree India Earnings Fund	25,826	514,454
Total Exchange-Traded Funds (Cost $6,667,864)		6,747,882

See accompanying notes to financial statements.

4

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Schedule of Investments (continued)
September 30, 2015 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Government & Agency Obligations 15.6%
Sovereign Bonds 15.6%
Hellenic Republic Government Bond, 3.00%, 2/24/2025	EUR 4,500,000	3,467,816
Republic of Argentina, 8.28%, 12/31/2033*	1,402,038	1,426,573
Total Government & Agency Obligations (Cost $4,982,530)		4,894,389

	Shares	Value ($)
Short-Term Investment 21.6%
SSgA Prime Money Market Fund, 0.08% **
(Cost $6,763,205)	6,763,205	6,763,205

	% of Net Assets	Value ($)
Total Long Positions (Cost $33,149,770) †	103.1	32,300,548
Other Assets and Liabilities, Net	7.0	2,189,711
Securities Sold Short	(10.1)	(3,172,369)
Net Assets	100.0	31,317,890

†

The cost for federal income tax purposes was $33,725,689. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,425,141. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,969,374 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,394,515.

	Shares	Value ($)
Securities Sold Short 10.1%
Exchange-Traded Fund 10.1%
iShares Russell 2000 Fund (Proceeds $3,340,211)	29,051	3,172,369

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value($)
Republic of Argentina*	8.28%	12/31/2033	1,402,038	1,461,260	1,426,573

*	Non-income producing security.

**	Current yield; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

ADR American Depository Receipt

FTSE Financial Times Stock Exchange

MSCI Morgan Stanley Capital Institutional

At September 30, 2015, open total return swap contracts were as follows:

Bilateral Swaps
Reference Entity	Expiration Date	Financing Rate	Shares	Notional Amount ($)		Unrealized Appreciation (Depreciation) ($)
Short Position (a)
Alibaba Group Holding Ltd.	4/7/2016	1 Month LIBOR — 0.40%	52,877	4,347,293	[1]	1,229,206
Long Position (b)
Yahoo!, Inc.	4/7/2016	1 Month LIBOR — (0.40%)	131,209	5,763,880	[1]	(1,971,058)
Total net unrealized depreciation						(741,852)

(a)

The Fund makes payments on any positive monthly return of the reference entity, net of the applicable financing rate. The Fund receives payments on any negative monthly return of the reference entity, net of the applicable financing rate.

(b)

The Fund receives payments on any positive monthly return of the reference entity, net of the applicable financing rate. The Fund makes payments on any negative monthly return of the reference entity, net of the applicable financing rate.

Counterparty:

1	Goldman Sachs & Co.

LIBOR: London Interbank Offered Rate

Currency Abbreviations

EUR Euro

See accompanying notes to financial statements.

5

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Statement of Assets and Liabilities
As of September 30, 2015 (Unaudited)

Assets
Investments, at value (cost $33,149,770)	$32,300,548
Deposit at broker for securities sold short	603,018
Deposit at broker for swap contracts	710,000
Receivable for investments sold	2,032,848
Dividends receivable	37,598
Interest receivable	91,007
Unrealized appreciation on swap contracts	1,229,206
Due from Advisor	27,609
Other assets	40,379
Total Assets	$37,072,213

Liabilities
Cash overdraft	2,804
Foreign currency, at value (proceeds of $494,328)	487,248
Unrealized depreciation on swap contracts	1,971,058
Payable for securities sold short, at value (proceeds of $3,340,211)	3,172,369
Dividends payable for securities sold short	9,419
Management fee payable	19,840
Accrued expenses and payables	91,585
Total liabilities	5,754,323
Net assets, at Value	$31,317,890

Net Assets Consist of:
Accumulated net investment loss	(540,229)
Net unrealized appreciation (depreciation) on:
Investments	(849,222)
Swap contracts	(741,852)
Securities sold short	167,842
Foreign currency transactions	(3,899)
Accumulated net realized loss	(5,167,382)
Paid-in capital	38,452,632
Net Assets, at Value	$31,317,890

Class I
Net Asset Value Per Share
($30,354,161 ÷ 3,563,003 outstanding shares; $0.0001 par value; unlimited shares of beneficial interest authorized)	$8.52

Class A
Net Asset Value Per Share
($963,729 ÷ 117,849 outstanding shares; $0.0001 par value; unlimited shares of beneficial interest authorized)	$8.18
Sales Charge Class A (Load)	5.75%
Maximum Offering Price Per Class A Share	$8.68

See accompanying notes to financial statements.

6

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Statement of Operations
For the Six Months ended September 30, 2015 (Unaudited)

Investment Income
Income:
Dividends	$213,656
Interest	30,113
Foreign taxes withheld - Dividends	(5,123)
Total investment income	238,646

Expenses:
Management fees	139,339
Interest expense on securities sold short	131,969
Administration fees	61,300
Dividend expense on securities sold short	58,007
Custodian and accounting fees	42,647
Audit fees	28,263
Legal fees	27,647
Trustees' fees	20,498
Registration fees	19,194
Transfer agent fees	12,884
Shareholder reporting fees	5,983
Distribution and service fees - Class A	1,408
Other fees	12,684
Total expenses before expense reductions	561,823
Expense reimbursement	(45,275)
Net expenses	516,548
Net investment loss	(277,902)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,844,040
Securities sold short	(523,006)
Swap contracts	(19,037)
Foreign currency transactions	20,978
Net realized gain	1,322,975
Change in net unrealized (depreciation) on:
Investments	(6,539,581)
Securities sold short	(5,725)
Swap contracts	(741,852)
Foreign currency transactions	(3,640)
Net change in unrealized depreciation	(7,290,798)
Net loss	(5,967,823)
Net decrease in net assets from operations	$(6,245,725)

See accompanying notes to financial statements.

7

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Statement of Changes in Net Assets

	Six Months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(277,902)	$(831,318)
Net realized gain (loss)	1,322,975	(5,897,518)
Change in net unrealized appreciation (depreciation)	(7,290,798)	2,618,156
Net increase (decrease) in net assets resulting from operations	(6,245,725)	(4,110,680)

Distributions to shareholders from
Net realized capital gains:
Class I	—	(1,105,175)
Class A	—	(35,410)
Total distributions	—	(1,140,585)

Net share transactions:
Proceeds from shares sold	73,074	8,764,840
Reinvestments of distributions	—	1,140,112
Cost of shares repurchased	(2,571,246)	(16,824,895)
Increase (decrease) in net assets from fund share transactions	(2,498,172)	(6,919,943)
Total increase (decrease) in net assets	(8,743,897)	(12,171,208)

Net Assets
Beginning of period	40,061,787	52,232,995
End of period (including accumulated net investment income loss of $540,229 and $262,327, respectively).	$31,317,890	$40,061,787

See accompanying notes to financial statements.

8

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Financial Highlights
Class I

Per Share Data	Six Months ended September 30, 2015 (Unaudited)		Year ended March 31, 2015		Period ended March 31, 2014(a)
Net asset value, beginning of period	$10.20		$11.36		$10.00

Income (loss) from investment operations:
Net investment loss(b)	(0.07)		(0.19)		(0.01)
Net realized and unrealized gain (loss)	(1.61)		(0.70)		1.37
Total from investment operations	(1.68)		(0.89)		1.36
Less distributions from:
From net realized gain on investments	—		(0.27)		—

Net asset value, end of period	$8.52		$10.20		$11.36

Total Return(c),(d)	(16.47	%)*	(7.80%	)(e)	13.60	%*

Ratios/Supplemental Data:
Net assets, end of period ($000's)	$30,354		$38,872		$51,751
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short)	3.02	%**	3.24%		3.67	%**
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short)	2.77	%**	3.12%		3.05	%**
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short)	1.75	%**	1.75%		1.75	%**
Ratio of net investment loss	(1.49	%)**	(1.80%)		(0.16	%)**
Portfolio turnover rate	92	%*	559%		346	%(f),*

(a)	For the period from August 16, 2013 (commencement of operations of Class I shares) to March 31, 2014.

(b)	Based on average shares outstanding during the period.

(c)	Total return would have been lower had certain expenses not been reduced.

(d)

Total return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sale charges, redemption fees or program fees; results would be lower if were included.

(e)

At March 31, 2015, 0.09% of the Fund’s total return consisted of a voluntary reimbursement by the advisor for a loss incurred on a trade executed incorrectly. Excluding this item, the total return would have been (7.89%).

(f)	Represent portfolio turnover rate for the Morgan Creek Tactical Allocation Fund for the period from August 16, 2013 through March 31, 2014.

*	Not annualized

**	Annualized

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to timing of capital share transactions.

See accompanying notes to financial statements.

9

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Financial Highlights
Class A

Per Share Data	Six Months ended September 30, 2015 (Unaudited)		Year ended March 31, 2015	Period ended March 31, 2014(a)
Net asset value, beginning of period	$9.80		$10.95	$10.00

Income (loss) from investment operations:
Net investment loss(b)	(0.08)		(0.21)	(0.04)
Net realized and unrealized gain (loss)	(1.54)		(0.67)	0.99
Total from investment operations	(1.62)		(0.88)	0.95
Less distributions from:
From net realized gain on investments	—		(0.27)	—

Net asset value, end of period	$8.18		$9.80	$10.95

Total Return(c),(d)	(16.53	%)*	(8.00%)	9.50	%*

Ratios/Supplemental Data:
Net assets, end of period ($000's)	$964		$1,189	$482
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short)	3.27	%**	3.48%	3.98	%**
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short)	3.02	%**	3.36%	3.36	%**
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short)	2.00	%**	2.00%	2.00	%**
Ratio of net investment loss	(1.74	%)**	(2.12%)	(0.67	%)**
Portfolio turnover rate	92	%*	559%	346	%(e),*

(a)	For the period from September 20, 2013 (commencement of operations of Class A shares) to March 31, 2014.

(b)	Based on average shares outstanding during the period.

(c)	Total return would have been lower had certain expenses not been reduced.

(d)

Total return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sale charges, redemption fees or program fees; results would be lower if were included.

(e)	Represent portfolio turnover rate for the Morgan Creek Tactical Allocation Fund for the period from August 16, 2013 through March 31, 2014.

*	Not annualized

**	Annualized

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to timing of capital share transactions.

See accompanying notes to financial statements.

10

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements
September 30, 2015 (Unaudited)

1. Organization

Morgan Creek Tactical Allocation Fund (the “Fund”), a series of Morgan Creek Series Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on August 31, 2012. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Agreement and Declaration of Trust or unless and until required by law. Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company, serves as the Fund’s investment advisor.

The Fund has Class A, Class C and Class I shares. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class I shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than Class A and C shares. As of September 30, 2015 only Class I and Class A have started operations. Each class has exclusive voting rights with respect to matters that affect that class.

The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income) through an actively-managed portfolio of global securities that exhibit a lower level of volatility than traditional equity markets. To achieve the Fund’s investment objective, the Advisor will incorporate a broad set of global strategies that allow for the tactical allocation of Fund assets across multiple markets, asset classes, geographies and sectors in response to changing market and economic conditions. The Fund anticipates that the weighting in international securities will exceed 40% of the portfolio assets under normal economic conditions (however, the Advisor may determine that conditions warrant a lower level of exposure). The Fund’s investments may be subject to various risk factors including market, credit, currency, concentration and geographic risk.

In the normal course of business, the Fund may pursue certain investment strategies, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, leverage, short selling, and global tactical asset allocation strategies.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Management has determined that the Fund meets the definition of an investment company and follows the accounting and reporting guidance in Accounting Standards Codification 946, Investment Companies.

Security Valuation

Investments normally are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the exchange is open for trading.

11

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2, and 3). Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued based on market quotations, official closing prices or information furnished by a pricing source. Long positions for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short positions for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. Equity securities are categorized as Level 1 securities.

Exchange-Traded Funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

The Fund may enter into Participatory Note (the “P-Notes”) transactions with broker-dealers, particularly in markets that restrict foreign access, such as Saudi Arabia. The price of the P-Notes is based on the value of the underlying security net of any commission. The Fund recognizes realized and unrealized gains or losses on these P-Notes based on the proceeds from the transactions and the change of the value in the underlying position. P-Notes are categorized as Level 1.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by an approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

12

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below).

The three levels are defined as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 – Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

The following is a summary of the inputs used as of September 30, 2015 in valuing the investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,864,785	$—	$—	$13,864,785
Warrant	30,287	—	—	30,287
Exchange-Traded Funds	6,747,882	—	—	6,747,882
Government & Agency Obligations	—	4,894,389	—	4,894,389
Short-Term Investments	6,763,205	—	—	6,763,205
Derivatives(b)
Total Return Swap Contracts	—	1,229,206	—	1,229,206
Total Investments	$27,406,159	$6,123,595	$—	$33,529,754

Liabilities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds Sold Short, at value	$(3,172,369)	$—	$—	$(3,172,369)
Derivatives(b)
Total Return Swap Contracts	—	(1,971,058)	—	(1,971,058)
Total Securities Sold Short	$(3,172,369)	$(1,971,058)	$—	$(5,143,427)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depcreciation) on total return swap contracts.

13

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

Security Transactions and Investment Income

Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date of net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on the specific identification cost basis.

Investment income, realized and unrealized gains and losses, and certain fund level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class specific expenses. Differences in class level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class specific arrangements.

Participatory Notes

The Fund invests in Participatory Notes (“P-Notes”). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the Fund to gain exposure to local shares in foreign markets. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign markets that they seek to replicate. Although each participation note is structured with a defined maturity date, early redemption may be possible. Risks associated with participation notes include the possible failure of a counterparty to perform in accordance with the terms of the agreement and potential delays or an inability to redeem before maturity under certain market conditions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. The market values of foreign securities, currency holdings and related assets and liabilities are translated into U.S. Dollars at the close of regular trading on the NYSE. Income and expenses denominated in foreign currencies are translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Although the Fund’s investments are denominated in U.S. dollars, the Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Fund’s assets which are denominated in currencies other than the U.S. dollars. The Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

14

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

Short Sales

The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. However, the Fund may make short sales “against the box” without being subject to this limitation. In this type of short sale, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short.

Upon entering into a short sale, the Fund is required to designate liquid assets it owns in the form of cash or securities as segregated assets at its custodian in an amount at least equal to its obligations to purchase the securities sold short (exclusive of short sale proceeds held with the broker-dealer). For financial statements purposes, segregated cash is reflected as an asset on the Statement of Assets and Liabilities, and the settlement amount for securities sold short is reflected as a corresponding liability. Deposit at broker for securities sold short primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of September 30, 2015, which serves as collateral for securities sold, not yet purchased. Securities segregated as collateral are identified in the Schedule of Investments. The amount of the liability is marked-to-market to reflect the current value of the short position. The Fund may receive or pay the net of the broker’s fee on the borrowed securities and any income earned on the cash collateral deposited with the broker. The net amounts of income or fees are included as interest income, or interest expense on securities sold short, in the Statement of Operations.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

Class Allocations and Expenses

Investment income, realized and realized capital gains and losses, common expenses of the Fund, and certain Fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service.

15

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At March 31, 2015 the Fund had a net tax basis capital loss carryforward of approximately $3,500,000 of short term losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized.

In addition, from November 1, 2014 through March 31, 2015, the Fund elected to defer qualified late year ordinary losses and post October capital losses of approximately $2,704,000 and treat them as rising in the fiscal year ending March 31, 2016.

In accordance with U.S. GAAP, management has analyzed the Fund’s tax positions for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. During the period, the Fund did not incur any interest or penalties. The Fund’s federal tax return for the prior fiscal year remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

3. Derivative Instruments

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including options contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The success of any strategy involving derivatives depends on analysis of numerous economic factors and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

16

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivatives in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Swaps

A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Total Return Swap Contracts

A total return swap contract is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the underlying reference entity, which may include a specific security, basket of securities or underlying index, in return for periodic payments based on a fixed or variable interest rate. If the Fund was looking to receive the appreciation in the value of a specified reference entity, the Fund would receive payments based on any positive total return of the underlying reference entity, and would owe payments if there were a negative total return, net of any applicable financing rate. If the Fund were trying to replicate an exposure to a short position, the Fund would owe payments on any positive total

17

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

return, and receive payment if there were a negative total return, net of any applicable financing rate. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Any upfront payment made by the Fund is recorded as an asset and any upfront payment received by the Fund is recorded as a liability. These are shown as upfront payments paid and upfront payments received, respectively, in the Statement of Assets and Liabilities and are amortized over the term of the swap. Net payments received or paid at the end of each measurement period are recorded as realized gain or loss in the Statement of Operations. Certain risks may arise when entering into swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. For the six months ended September 30, 2015, the Fund entered into total return swap transactions as a substitute for direct investment in a specific security or market and to maintain exposure to the market.

A summary of the open total return swap contracts as of September 30, 2015 is included in a table following the Fund’s Schedule of Investments. For the six months ended September 30, 2015, the investment in short total return swap contracts had a total notional amount generally indicative of a range from $0 to approximately $4,347,000 and the investment in long total return swap contracts had a total notional amount generally indicative of a range from $0 to approximately $5,764,000.

The following tables summarize the value of the Fund’s derivative instruments held as of September 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Swap Contracts
Equity Contracts (a)	$1,229,206

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on swap contracts

Liability Derivatives	Swap Contracts
Equity Contracts (a)	$(1,971,058)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized depreciation on swap contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended September 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Swap Contracts
Equity Contracts (a)	$(19,037)

The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from swap contracts

18

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

Change in Net Unrealized Appreciation (Depreciation)	Swap Contracts
Equity Contracts (a)	$(741,852)

The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on swap contracts

As of September 30, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs & Co.	$ 1,229,206	$ (1,229,206)	$ —	$ —

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$ 1,971,058	$ (1,229,206)	$ (710,000)	$ 31,852

(a)	The actual collateral pledged may be more than the amounts shown.

4. Fund Fees and Expenses

At September 30, 2015, certain officers of the Trust were also employees of the Advisor. The Trust’s officers do not receive fees from the Trust for services in any capacity. The Trust compensates each trustee who is not an officer, director or employee of the Advisor for his or her services as a trustee of the Trust or as a member of the Board.

The Fund pays the Advisor a monthly management fee at a rate of 0.75% of the Fund’s average daily net assets.

The Fund has entered into an Expense Limitation Agreement in which the Advisor has agreed to pay certain operating expenses of the Fund in order to maintain certain expenses at or below 2.00% for Class A, 2.75% for Class C, and 1.75% for Class I (the “Expense Caps”), of the average net assets of each Class until July 31, 2015. Expenses covered by the Expense

19

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

Caps include all of the Fund’s expenses other than interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and dividend expenses on short sales, in excess of such limitation. Acquired fund fees and expenses are also excluded from this contractual limitation.

State Street Bank and Trust Company (the “Administrator” or “State Street”) provides accounting and administrative services to the Fund under an administrative services agreement (the “Administration Agreement”). Pursuant to the Administration Agreement, State Street is paid a monthly administrative fee at an annualized rate of 0.21% of the Fund’s average daily net Assets.

Gemini Fund Services, LLC (“GFS”) serves as transfer agent for the Fund pursuant to a Fund Services Agreement (the “Agreement”) with the Fund and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. For such services rendered to the Fund under the Agreement, the Fund pays GFS a fee equal to the greater of (i) a minimum fee of $18,000 and (ii) $14 per open account and $2 per closed account. The Fund also pays GFS for any out-of-pocket expenses.

Distribution and Shareholder Service Plans

The Fund has adopted Distribution and Shareholder Services Plans (collectively, the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, with respect to its Class A and Class C shares.

Under the Plans, the Fund may pay an aggregate amount on an annual basis not to exceed 0.25% and 1.00% of the value of the Fund’s average daily net assets attributable to the Class A and Class C shares, respectively, for services provided under the Plans.

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (“NAV”) for $1 million or more that are subsequently redeemed within 12 months of purchase. Class C shares are subject to a CDSC 1.00% for redemptions within twelve months of investing.

5. Indemnifications

In the normal course of business, the Fund enters into contracts that contain provisions that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience and knowledge of management, the Fund expects the risk of loss to be remote.

6. Purchases and Sales of Securities

For the six months ended September 30, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $19,883,779 and $34,025,110 respectively. Purchases to cover securities sold short and securities sold short aggregated $8,667,646 and $2,379,448, respectively.

20

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

7. Share Transactions

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest (0.0001 par value). Transactions in Fund shares were as follows:

	For the six months ended September 30, 2015
Class I:	Shares	Amount
Shares sold	7,571	$73,074
Shares reinvested	—	—
Shares repurchased	(257,368)	(2,540,282)
Net increase	(249,797)	$(2,467,208)

	For the six months ended September 30, 2015
Class A:	Shares	Amount
Shares sold	—	$—
Shares reinvested	—	—
Shares repurchased	(3,542)	(30,964)
Net increase	(3,542)	$(30,964)

8. Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

21

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Fund Expenses (Unaudited)
September 30, 2015 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transactions costs, and (2) ongoing costs, including management fees, shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

This section of the table for the class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for the class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses and Value of a $1,000 Investment

Class I	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred(a)
1) Actual	1.75%	$1,000.00	$835.30	$8.03
2) Hypothetical	1.75%	$1,000.00	$1,016.30	$8.82

Class A	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred(a)
1) Actual	2.00%	$1,000.00	$834.70	$9.17
2) Hypothetical	2.00%	$1,000.00	$1,015.00	$10.08

(a)

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied 183 (the number of days in the most recent six-month period), then divided by 366.

22

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Board of Trustees (Unaudited)

Name(1) and Year of Birth	Position(s) held With Registrant	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Relevant Qualifications	Number of Morgan Creek- Advised Funds Overseen by Trustee	Other Public Company Directorships Held by Trustee In the Past Five Years
Independent Trustees
William C. Blackman 1946	Trustee	Since 2012	Shareholder of Blackman & Sloop (accounting firm) from 2005 to June 2008.	2 Funds	None
Michael S. McDonald 1966	Trustee	Since 2012	Vice President of McDonald Automotive Group (automobile franchises) since 1989.	2 Funds	None
Sean S. Moghavem 1964	Trustee	Since 2012

President of Archway Holdings Corp. since prior to 2005 to present; President of URI Health and Beauty LLC since prior to 2005 to present; President of Archway Holdings-Wilmed LLC from April 2008 to present.

				2 Funds	None
Interested Trustees(3)
Mark W. Yusko 1963	Trustee, Chairman and President	Since 2012

Mr. Yusko has been Chief Investment Officer and Chief Executive Officer of Morgan Creek Capital Management, LLC since July, 2004. Previously, Mr. Yusko served as President and Chief Executive Officer for UNC Management Co., LLC from January 1998 through July 2004, where he was responsible for all areas of investment management for the UNC Endowment and Affiliated Foundation Funds.

				2 Funds	None
Joshua S. Tilley 1977	Trustee, Principal	Since 2015

Mr. Tilley has been Principal of Investments at Morgan Creek Capital Management, LLC since July 2004. Previously Mr. Tilley served as an Associate for UNC Management Company, LLC from 2003-2004 where he was responsible for manager research and due diligence and overall portfolio strategy and tactical asset allocation decisions.

				2 Funds	None

The Fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call the Fund at 1-919-933-4004.

(1)	The address for each of the Fund’s Trustees is c/o Morgan Creek Capital Management, LLC, 301 West Barbee Chapel Road, Chapel Hill, NC 27517.

(2)	Trustees serve until their resignation, removal or death.

(3)	Mr. Yusko and Mr. Tilley are “interested persons,” as defined in the 1940 Act, of the Fund based on their position with Morgan Creek Capital Management, LLC and its affiliates.

23

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Fund Management (Unaudited)

Name and Year of Birth	Position(s) held With Registrant	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers
Mark B. Vannoy 1976	Treasurer	Since 2012

Mr. Vannoy joined Morgan Creek in January 2006 and serves as Director of Fund Administration. Prior to Morgan Creek, Mr. Vannoy worked at Nortel Networks, Ernst & Young, and KPMG both in the United States and Cayman Islands.

Taylor Thurman 1979	Chief Compliance Officer	Since 2012	Mr. Thurman joined Morgan Creek in February 2006 and serves as a Director.
David K. James 1970	Secretary	Since 2012	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 to present).

24

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund during the most recent period ended June 30 is available without charge, upon request, by calling the Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

25

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

(a) Not applicable.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Open-End Fund’s Board, where those changes were implemented after the Open-End Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 C.F.R. 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 C.F.R. 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures, as of a date within 90 days of the filing date of this Form N-CSR.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN CREEK SERIES TRUST

By:	/s/ Mark W, Yusko
Mark W. Yusko
Chairman, President and Trustee
Date:	December 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark W, Yusko
Mark W. Yusko
Chairman, President and Trustee
Date:	December 1, 2015

By:	/s/ Mark B. Vannoy
Mark B. Vannoy
Treasurer
Date:	December 1, 2015